Document and Entity Information Document	May 12, 2026
Document and Entity Information [Abstract]
Entity Central Index Key	0001567892
Written Communications	false
Entity Incorporation, State or Country Code	L2
Document Type	8-K
Document Period End Date	May 12, 2026
Entity Registrant Name	Keenova Therapeutics plc
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Entity Address, Address Line One	College Business & Technology Park
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	15
Entity Address, Country	IE
City Area Code	1
Local Phone Number	696 0000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Country Region	353